SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 48
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  48
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE STRATEGIC TRUST       FILE NOS. 811-3651 and 2-80859
------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
--------------------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Cincinnati, OH 45202
----------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/ / on __________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/x/ on September 10, 2002 pursuant to paragraph (a)(3) of Rule 485

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           TOUCHSTONE STRATEGIC TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Front Cover Page; Back Cover Page
2...........................  Small Cap Growth Fund; Investment
                              Strategies and Risks
3...........................  Small Cap Growth Fund; Investment
                              Strategies and Risks
4...........................  Small Cap Growth Fund; Investment
                              Strategies and Risks
5..........................   None
6...........................  The Fund's Management
7...........................  Choosing a Class of Shares, Investing with
                              Touchstone, Distributions and Taxes
8............................ Investing with Touchstone
9...........................  None

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  Definitions, Policies and Risk
                              Considerations, Investment Restrictions,
                              Portfolio Turnover, Appendix
13..........................  Trustees and Officers
14..........................  None
15..........................  The Investment Adviser and Sub-Advisors, The
                              Distributor, Distribution Plans,
                              Custodian, Auditors, Transfer, Accounting and
                              Administrative Agent, Choosing a Share Class
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price and Public
                              Offering Price, Other Purchase
                              Information, Redemption in Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Performance Information
22..........................  None

                               PROSPECTUS






                                                    SEPTEMBER 10, 2002
             ----------------------------------------------------------------
              TOUCHSTONE
              INVESTMENTS

             -----------------------------------------------------------------

              SMALL CAP GROWTH FUND
















              Research   o   Design   o   Select   o   Monitor


             The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                Multiple Classes of Shares are offered by this Prospectus


                                Capital Appreciation

TOUCHSTONE FAMILY OF FUNDS

The Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone Family of Funds which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 1.800.543.0407.



TABLE OF CONTENTS

                                                                            Page

Small Cap Growth Fund .....................................................

Investment Strategies and Risks ...........................................

The Fund's Management .....................................................

Choosing a Class of Shares ................................................

Investing With Touchstone .................................................

Distributions and Taxes ...................................................

SMALL CAP GROWTH FUND


THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Small Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000 Index.

The Fund's portfolio managers employ a growth-oriented approach to equity investment management and seek to invest in high quality, reasonably priced companies believed to have above average earnings growth prospects. The Fund's investments may include securities in the technology sector.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o    If the stock market as a whole goes down
o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued
o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
o Because the Fund's portfolio may contain the securities of a limited number of companies, the Fund may be more sensitive to changes in the market value of a single issue or industry and be subject to greater risks than a more widely diversified fund
o Because growth oriented funds will typically underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund will be most appealing to you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with a fair degree of volatility and safety of principal in the short term should not be a high priority for you.

PERFORMANCE NOTE
--------------------------------------------------------------------------------

The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund began operations in 2002, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                  Shareholder Fees
                                                     (fees paid directly from your investment)

                                                  Class A Shares   Class B Shares   Class C Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)         5.75%1           None             None
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)               *             5.00%2           1.00%3
----------------------------------------------------------------------------------------------
Redemption Fee                                          **               **               **
----------------------------------------------------------------------------------------------


                                                         Annual Fund Operating Expenses
                                                 (expenses that are deducted from Fund assets)

Management Fees                                       1.25%            1.25%            1.25%
----------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.25%            1.00%            1.00%
----------------------------------------------------------------------------------------------
Other Expenses4                                       0.45%            0.45%            0.45%
----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  1.95%            2.70%            2.70%
----------------------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

     ** You may be charged up to $15 for each wire redemption. This fee is subject to change.

     1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a qualified retirement plan.

     2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

     3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

     4 Other Expenses are based on estimated amounts for the current fiscal year.

The following example should help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            Class A Shares   Class B Shares   Class C Shares

1 Year         $  762            $  673           $  273
------------------------------------------------------------
3 Years        $1,152            $1,038           $  838

You would pay the following expenses if you did not redeem your shares:

                Class B Shares

1 Year              $  273
3 Years             $  838

INVESTMENT STRATEGIES AND RISKS


CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goal.

DOES THE FUND ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------

The Fund may engage in active trading to achieve its investment goal. This may cause the Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.

CAN THE FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------

The Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DOES THE FUND HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO ITS PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

The Fund may also invest in:
     o    Initial public offerings
     o    Securities of emerging growth companies
     o    Securities of foreign companies
     o American depository receipts (ADRs), American depository shares (ADSs) and other depository receipts
     o    Securities of companies in emerging market countries
     o    Cash equivalents

THE FUND AT A GLANCE.
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities the Fund tends to invest in and some of the risks associated with the Fund's investments. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the main types of securities in which the Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Fund's investments are described in detail below:

FINANCIAL INSTRUMENTS

Invests in U.S. stocks                P
---------------------------------------
Invests in foreign stocks             O
---------------------------------------
Invests in ADRs and ADSs              O
---------------------------------------

INVESTMENT TECHNIQUES

Emphasizes securities of
small cap companies                   P
---------------------------------------
Invests in technology
securities                            P
---------------------------------------
Emphasizes securities of
emerging growth companies             O
---------------------------------------
Invests in securities of companies
in emerging market countries          O
---------------------------------------
Invests in initial public
offerings                             O
---------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

SMALL CAP COMPANIES. A small cap company has a market capitalization of less than $2 billion.

FOREIGN COMPANIES. A foreign company is a company that meets one or more of the following criteria:

o    It is organized under the laws of a foreign country
o    It maintains its principal place of business in a foreign country
o The principal trading market for its securities is located in a foreign country
o It derives at least 50% of its revenues or profits from operations in foreign countries
o    It has at least 50% of its assets located in foreign countries

EMERGING GROWTH COMPANIES. Emerging growth companies may include:

o Companies that have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates
o Companies that the portfolio managers believe have unrecognized asset values, undervalued growth or emerging growth
o    Companies undergoing a turnaround

EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Holland, Hong Kong, Ireland, Italy, Japan, Luxembourg, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When the Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

o    It is organized under the laws of an emerging market country
o    It maintains its principal place of business in an emerging market country
o The principal trading market for its securities is located in an emerging market country

o It derives at least 50% of its revenues or profits from operations within emerging market countries
o    It has at least 50% of its assets located in emerging market countries

AMERICAN DEPOSITORY RECEIPTS (ADRS), AMERICAN DEPOSITORY SHARES (ADSS) AND OTHER DEPOSITORY RECEIPTS. ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

HOW CAN I TELL, AT A GLANCE, THE FUND'S KEY RISKS?
--------------------------------------------------------------------------------

The following table shows some of the principal and other risks to which the Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below:

MARKET RISK                           P
Small Cap Companies                   P
Technology Securities                 P
Emerging Growth Companies             0
Initial Public Offerings (IPOs)       0
FOREIGN INVESTING RISK                0
Emerging Market Countries             0
Political Risk                        0
INVESTMENT STYLE RISK                 P

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. The price of stocks tends to go up and down more than the price of bonds.

     o Small Cap Companies. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

     o Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the marketplace.

     o Emerging Growth Companies. Investment in emerging growth companies is subject to enhanced risks because these companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of these companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

     o Initial Public Offerings (IPOs). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e. the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When the Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on its performance probably will decline, which could reduce the Fund's performance.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging Market Countries. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which the Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

INVESTMENT STYLE RISK. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

THE FUND'S MANAGEMENT


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's sub-advisors, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisors, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisors through various analyses and through in-person, telephone and written consultations with the sub-advisors.

Touchstone Advisors discusses its expectations for performance with the Fund's sub-advisors. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied for, and the Securities and Exchange Commission has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of the Fund will be notified of any changes in its sub-advisors.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisors, custodian, transfer and accounting agent and administrator.

Two or more sub-advisors may manage the Fund, with each managing a portion of the Fund's assets. Touchstone Advisors allocates how much of the Fund's assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Fund's sub-advisors.

The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays each sub-advisor a fee for its services. The fee payable to Touchstone Advisors by the Fund is 1.25% of its average daily net assets.

FUND SUB-ADVISORS
--------------------------------------------------------------------------------

The Fund sub-advisors make the day-to-day decisions regarding buying and selling specific securities for the Fund. Each Fund sub-advisor manages the investments held by the Fund allocated to it by Touchstone Advisors according to the applicable investment goals and strategies.

Touchstone Advisors has allocated to Longwood Investment Advisors, Inc. responsibility for managing approximately 70% of the Fund's net assets and has allocated to Bjurman, Barry & Associates responsibility for managing approximately 30% of the Fund's net assets. These allocations may be larger or smaller at various times, but Touchstone Advisors will not reallocate the Fund's assets between sub-advisors to reduce these differences in size until the assets vary from the percentages above by approximately 10% or more of the Fund's average daily net assets for a period of 3 consecutive months. In such event, Touchstone Advisors may, but is not obligated to, reallocate assets among the sub-advisors to provide for a more equal distribution of the Fund's assets.

SUB-ADVISORS TO THE FUND
--------------------------------------------------------------------------------

LONGWOOD INVESTMENT ADVISORS, INC. ("LONGWOOD")
Three Radnor Corporate Center, Radnor, PA  19087

Longwood has been registered as an investment advisor under the Advisers Act since 1995. Longwood provides investment advisory services to individual and institutional clients. As of December 31, 2001, Longwood had approximately $485 million in assets under management.

Robert Davidson has managed the portion of the Fund's investments allocated to it by the Advisor since the Fund's inception. Mr. Davidson, Chief Investment Officer of Longwood, founded Longwood in 1993 and has over 22 years of investment experience.

BJURMAN, BARRY & ASSOCIATES ("BJURMAN")
10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067

Bjurman has been registered as an investment advisor under the Advisers Act since 1970. Bjurman provides investment advisory services to individuals, institutions, pension plans and mutual funds. As of June 30, 2002, Bjurman had approximately $720 million in assets under management.

The Investment Policy Committee of Bjurman has been managing the portion of the Fund's investments allocated to it by the Advisor since the Fund's inception. O. Thomas Barry III, CFA, CIC, is the lead manager of the Committee. Mr. Barry, Chief Investment Officer and Senior Executive Vice President of Bjurman, joined the firm in 1978 and has over 29 years of investment experience.

CHOOSING A CLASS OF SHARES
--------------------------------------------------------------------------------

The Fund offers Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
--------------

The offering price of Class A shares of the Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                     SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT               OFFERING PRICE      NET AMOUNT INVESTED
Under $50,000                               5.75%           6.10%
$50,000 but less than $100,000              4.50%           4.71%
$100,000 but less than $250,000             3.50%           3.63%
$250,000 but less than $500,000             2.95%           3.04%
$500,000 but less than $1 million           2.25%           2.30%
$1 million or more                          0.00%           0.00%

There is no front-end sales charge if you invest $1 million or more in the Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Fund or its service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, the Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS B SHARES
--------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                             CDSC AS A
YEAR SINCE PURCHASE PAYMENT MADE                   % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
Second                                                         4.00%
Third                                                          3.00%
Fourth                                                         2.00%
Fifth                                                          1.00%
Sixth                                                          1.00%
Seventh and thereafter*                                        None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, the Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
--------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1% will be charged on Class C shares redeemed within 1 year after you purchased them.

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, the Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Fund. You may also purchase shares of the Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the investment application included in this Prospectus. You may also obtain an investment application from Touchstone or your financial advisor.

For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

     ! INVESTOR ALERT: The Fund reserves the right to reject any purchase request - including exchanges from other Touchstone Funds - that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

                                                          INITIAL    ADDITIONAL
                                                        INVESTMENT   INVESTMENT

Regular Account                                           $1,000        $50

Retirement Plan Account or Custodial Account under        $  250        $50
a Uniform Gifts/Transfers to Minors Act ("UGTMA")

Investments through the Automatic Investment Plan         $   50        $50

o    INVESTOR  ALERT:   Touchstone  may  change  these  initial  and  additional
     investment minimums at any time.

HOUSEHOLDING POLICY. The Fund will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, telephone Touchstone toll-free at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request.

If you or others in your household invest in the Fund through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

You can invest in the Fund in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Family of Funds.

o Send your check with the completed investment application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your application will be processed subject to your check clearing.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o    You may also open an account through your financial advisor.

o We price direct purchases based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.

BY EXCHANGE

o You may exchange shares of the Fund for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Fund for Class A shares of any Touchstone money market fund.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

o You may invest in the Fund through various retirement plans. These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.

     INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)
     o    Savings Incentive Match Plan for Employees (SIMPLE IRAs)
     o    Spousal IRAs
     o    Roth Individual Retirement Accounts (Roth IRAs)
     o    Coverdell Education Savings Accounts (Education IRAs)
     o    Simplified Employee Pension Plans (SEP IRAs)
     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

     EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans
     o Defined contribution plans (including 401k plans, profit sharing plans and money purchase plans)
     o    457 plans

OOO SPECIAL TAX CONSIDERATION
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

o    For further  information about any of the plans,  agreements,  applications
     and  annual   fees,   contact   Touchstone   (Nationwide   call   toll-free
     1.800.543.0407) or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the Touchstone Family of Funds.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.

o Purchases in the Fund will be processed at that day's public offering price if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading.

o    Banks may charge a fee for handling wire transfers.

o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Fund are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. For further details about this service, call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in the Fund. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund has authorized certain processing organizations to receive purchase and sales orders on its behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on Touchstone's records
     o Mailing checks only to the account address shown on Touchstone's records
     o    Directing wires only to the bank account shown on Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

BY MAIL

o    Write to Touchstone.

o    Indicate the number of shares or dollar amount to be sold.

o    Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

BY WIRE

o    Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o    You may be charged a fee.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o    Withdrawals can be made monthly, quarterly, semiannually or annually.

o    There is no special fee for this service.

o    There is no minimum amount required for retirement plans.

OOO SPECIAL TAX CONSIDERATION
Involuntary sales may result in the sale of your Fund shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

OOO SPECIAL TAX CONSIDERATION
Selling your shares may cause you to incur a taxable gain or loss.

o INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of shares.

No CDSC is applied if:

     o The redemption is due to the death or post-purchase disability of a shareholder
     o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
     o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------

Some circumstances require that your request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $100,000
     o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
     o    Proceeds are being sent to an address other than the address of record
     o Proceeds or shares are being sent/transferred from a joint account to an individual's account
     o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request
     o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

REINSTATEMENT PRIVILEGE. You may reinvest the proceeds from a sale, dividend or capital gain distribution of your Fund shares in any of the Touchstone Funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

OOO SPECIAL TAX CONSIDERATION
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. Touchstone may sell your shares and send the proceeds to you if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o    When the NYSE is closed for other than customary weekends and holidays

o    When trading on the NYSE is restricted

o When an emergency situation causes a Fund sub-advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets

o    During any other time when the SEC, by order, permits.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price (also called NAV) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost, which the Board of Trustees has determined, represents fair value.

     o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

     o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

     o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when the Fund does not price its shares, the Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

DISTRIBUTIONS AND TAXES

OOO SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund intends to declare and pay dividends annually. Distributions of any capital gains earned by the Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

OOO SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Fund and certain distributions paid by the Fund during the prior taxable year.

TOUCHSTONE                                                                                                 RETURN COMPLETED FORM TO:
INVESTMENTS                                                                                               Touchstone Family of Funds
                                                                                                                       P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE, COVERDELL OR 403(b) PLANS                                                           800.543.0407

Was order previously telephoned in?    o  Yes    o  No    If yes, date (     /     /     ) and confirmation #_______________________
====================================================================================================================================
1a.  ACCOUNT REGISTRATION (check one box only)(*This information must be provided to open an account.)
====================================================================================================================================
o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last*           Name of Joint Owner (if any) - First, Initial, Last*

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security Number*       Date of Birth*            Joint Owner's Social Security Number*              Date of Birth*

------------------------------------------------------------------------------------------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last*
                                                            Under the ________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last*                    Minor's Social Security Number*               Minor's Date of Birth*

------------------------------------------------------------------------------------------------------------------------------------
o TRUST (Must provide copy of Trust document)               o EMPLOYER SPONSORED QUALIFIED PLAN (Must provide copy of plan document)
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement/Qualified Plan                         Taxpayer I.D. Number*                    Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address             Phone Number             Fax Number          E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY                  1b.  FOR ALL ACCOUNT TYPES
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity*                         Occupation and Employer Name/Address

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number*                                        Are you an associated person of an NASD member?
                                                            o Yes     o No
====================================================================================================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
====================================================================================================================================
Street                                                      Home Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
City                                                        Business Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                      Are you a U.S. Citizen?  o  Yes    o  No (please specify country):
------------------------------------------------------------------------------------------------------------------------------------
Mailing Address (if different)
------------------------------------------------------------------------------------------------------------------------------------
Street
------------------------------------------------------------------------------------------------------------------------------------
City                               State                      Zip
====================================================================================================================================
3.   INITIAL INVESTMENT
====================================================================================================================================

o ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:  O A SHARES OR O B SHARES OR O C SHARES (A SHARES WILL BE PURCHASED
                                                                                            UNLESS INDICATED OTHERWISE.)

TOUCHSTONE STOCK FUNDS                 TOUCHSTONE TAXABLE BOND FUNDS                   TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                    $_______  o Ohio Insured Tax-Free Fund           $______
o Small Cap Growth Fund      $_______  o Core Bond Fund                     $_______  o Tax-Free Intermediate Term Fund      $______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.
o Growth Opportunities Fund  $_______    Government Bond Fund               $_______    TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                                 o Tax-Free Money Market Fund           $______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS$_______  o California Tax-Free Money Market Fund$______
o Value Plus Fund            $_______  o Money Market Fund                  $_______  o Florida Tax-Free Money Market Fund   $______
                                       o U.S. Government Money Market Fund  $_______  o Ohio Tax-Free Money Market Fund - R  $______
                                       o Institutional U.S. Government      $_______  o Ohio Tax-Free Money Market Fund - I  $______
                                          Money Market Fund

o TOTAL INVESTMENT OF $_________________  Please make check payable to the Touchstone Family of Funds.
====================================================================================================================================
4.  HOUSEHOLDING
====================================================================================================================================
Unless the box below is checked, by signing this Application, you authorize each Fund to send one copy of prospectuses and shareholder reports to multiple shareholders in your household with the same last name.  This process, known as "householding,"
reduces costs and provides a convenience to shareholders.  If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your Touchstone Application.

(check only if you do NOT want your reports householded)

 [ ] I DO NOT elect to participate in householding.
====================================================================================================================================
5.   DISTRIBUTION OPTION (check the appropriate boxes)
====================================================================================================================================
                                         Reinvest in              Pay in
                                         Additional Shares        Cash

Dividends                                 [ ]                     [ ]
Short-term capital gains                  [ ]                     [ ]
Long-term capital gains                   [ ]                     [ ]

Cross Reinvestment: From __________________________ Fund to _______________________________ Fund
                    From __________________________ Fund to _______________________________ Fund

If not specified, dividends and capital gains will be reinvested in the Fund that pays them.
====================================================================================================================================
6.   RIGHTS OF ACCUMULATION
====================================================================================================================================
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

====================================================================================================================================
7.   LETTER OF INTENT
====================================================================================================================================
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds (excluding
Money Market Funds), you may be entitled  to a reduced  sales  charge on your initial investment. By indicating an amount below, you agree to the terms of the  Letter of Intent  set  forth in the  Statement  of  Additional Information.

  o $50,000         o $100,000          o $250,000     o $500,000        o $1,000,000 or more

Although you are not obligated to complete the Letter of Intent, if it is not fulfilled during the 13-month period, your initial
(and any subsequent) investments purchased at a reduced sales charge will be charged the approprite sales charge retroactively.

o I am already investing under an existing Letter of Intent in the following account number: ___________________________.
====================================================================================================================================
8.   AUTOMATIC INVESTMENT PLAN
====================================================================================================================================
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge by the Touchstone Family of Funds, and you may cancel at any time with no obligation or penalty.

Please withdraw from my bank account $ ___________ (minimum $50) monthly beginning ___/___/___ (date) to be invested per the instructions below (available any day from the 1st to the 25th).  If no date is selected, your automatic investment will occur on the 15th of the month.  If the date falls on a non-business day, your automatic investment will occur on the following business day.

TOUCHSTONE STOCK FUNDS                TOUCHSTONE TAXABLE BOND FUNDS           TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund            $_______  o Ohio Insured Tax-Free Fund             $_______
o Small Cap Growth Fund      $_______  o Core Bond Fund             $_______  o Tax-Free Intermediate Term Fund        $_______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.     $_______
o Growth Opportunities Fund               Government Bond Fund                 TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                          o Tax-Free Money Market Fund            $_______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS   o California Tax-Free Money Market Fund $_______
o Value Plus Fund            $_______  o Money Market Fund          $_______   o Florida Tax-Free Money Market Fund    $_______
                                       o U.S. Government Money      $_______   o Ohio Tax-Free Money Market Fund-R     $_______
                                           Market Fund                         o Ohio Tax-Free Money Market Fund -I    $_______
------------------------------------------------------------------------------------------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                                    State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X

====================================================================================================================================
9. TELEPHONE EXCHANGES AND REDEMPTIONS
====================================================================================================================================

Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do NOT want to use telephone authorization.)

o I DO NOT elect the telephone exchange privilege.          o I DO NOT elect the telephone redemption privilege.
====================================================================================================================================
10.  ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
====================================================================================================================================
o If you are eligible for exemption  from sales charges as described in the Statement of Additional  Information,  please check here and attach Form 7008.
====================================================================================================================================
11.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
====================================================================================================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption  privileges (unless declined) described in the Fund's  current  Prospectus and agree that the Fund,  its  Distributor  and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and  Distributor's  Privacy  Protection  Policy and
agree not to hold the Trust and its Distributor  and their  respective  officers,  employees,  agents and affiliates  liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any  instructions  given pursuant to this  Application and for myself  (ourselves) and my (our)  successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their  respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT:
a. The number shown on this application is my/our correct taxpayer identification  number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and
b. I am/we are not subject to backup withholding because:
   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and
c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE:  Mark  through  item "b" if you have  been  notified  by the IRS  that  you are  subject  to  backup  withholding  because  of underreporting interest or dividends on your tax return.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this Application.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                            Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                      Date
X
------------------------------------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.            Date

====================================================================================================================================
12. FOR COMPLETION BY INVESTMENT DEALER
====================================================================================================================================
We hereby submit this application for purchase of shares in accordance with the terms of our Selling Agreement with Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name                                                Dealer Number

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                     City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                                City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                     Representative's Number      Branch Office Number

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title

====================================================================================================================================

FIFTH THIRD - SIGNATURE CARD                                                                                              CHECKING
====================================================================================================================================
Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
_____________.  Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.  $100 minimum on
(Name of Fund)
checks written.  (Counter checks are not available).


PRINT CLEARLY
Name of Account
                ------------------------------------------------------------------------------------------------------------------
Account Number                                                        Date
               --------------------------------------------------          -------------------------------------------------------

The registered owner(s) of this account must sign below.  By signing this card the  signatory(ies) agree(s) to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
====================================================================================================================================
13.  SYSTEMATIC WITHDRAWAL PLAN
====================================================================================================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates your need to make a special request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligation or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my Touchstone account(s) o Monthly o Quarterly o Semi-Annually
o Annually beginning on ___/___/___ (date) from the Fund(s) listed below.  If the date falls on a non-business day, your systematic withdrawal will occur on the preceding business day.  If no date is selected, your systematic withdrawal will occur on the last business day of the month.

TOUCHSTONE STOCK FUNDS                TOUCHSTONE TAXABLE BOND FUNDS           TOUCHSTONE TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund            $_______  o Ohio Insured Tax-Free Fund             $_______
o Small Cap Growth Fund      $_______  o Core Bond Fund             $_______  o Tax-Free Intermediate Term Fund        $_______
o Emerging Growth Fund       $_______  o Intermediate Term U.S.     $_______
o Growth Opportunities Fund              Government Bond Fund                 TOUCHSTONE TAX-FREE MONEY MARKET FUNDS
o Large Cap Growth Fund      $_______                                          o Tax-Free Money Market Fund            $_______
o Enhanced 30 Fund           $_______  TOUCHSTONE TAXABLE MONEY MARKET FUNDS   o California Tax-Free Money Market Fund $_______
o Value Plus Fund            $_______   o Money Market Fund          $_______  o Florida Tax-Free Money Market Fund    $_______
                                        o U.S. Government Money      $_______  o Ohio Tax-Free Money Market Fund-R     $_______
                                           Market Fund                         o Ohio Tax-Free Money Market Fund -I    $_______

====================================================================================================================================

Existing Account Number (if applicable)      o Make check payable to the account owner(s) and send to the address of record
                                             o Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                 Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                        State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
o Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                               State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign here:

X                                                                                                             Date
====================================================================================================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"),  that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common, or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports provide additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at: Touchstone Family of Funds . 221 East Fourth Street, Suite 300 . Cincinnati, Ohio 45202 . 800.543.0407 http://www.touchstonefunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651


                                                DISTRIBUTOR
                                                Touchstone Securities, Inc.
                                                221 East Fourth Street
                                                Cincinnati, Ohio 45202
                                                1.800.638.8194
                                                www.touchstonefunds.com


                                                INVESTMENT ADVISOR
                                                Touchstone Advisors, Inc.
                                                221 East Fourth Street
                                                Cincinnati, Ohio 45202


                                                TRANSFER AGENT
                                                Integrated Fund Services, Inc.
                                                P.O. Box 5354
                                                Cincinnati, Ohio 45201-5354


                                                SHAREHOLDER SERVICE
                                                1.800.543.0407

                           TOUCHSTONE STRATEGIC TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                               September 10, 2002

                              SMALL CAP GROWTH FUND



This Statement of Additional Information is not a prospectus. It should be read together with the Fund's Prospectus dated September 10, 2002. You may receive a copy of the Fund's Prospectus by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, or by calling the Trust nationwide toll-free 800-543-0407, or in Cincinnati 362-4921.

                       STATEMENT OF ADDITIONAL INFORMATION

                           TOUCHSTONE STRATEGIC TRUST
                        221 EAST FOURTH STREET, SUITE 300
                             CINCINNATI, OHIO 45202

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST ......................................................................

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS ..................................

INVESTMENT RESTRICTIONS ........................................................

TRUSTEES AND OFFICERS ..........................................................

THE INVESTMENT ADVISOR AND SUB-ADVISORS ........................................

THE DISTRIBUTOR ................................................................

DISTRIBUTION PLANS .............................................................

SECURITIES TRANSACTIONS ........................................................

PORTFOLIO TURNOVER .............................................................

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE ...........................

CHOOSING A SHARE CLASS .........................................................

OTHER PURCHASE INFORMATION .....................................................

TAXES ..........................................................................

REDEMPTION IN KIND .............................................................

PERFORMANCE INFORMATION ........................................................

CUSTODIAN ......................................................................

AUDITORS .......................................................................

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT ..................................

APPENDIX .......................................................................

THE TRUST
---------

Touchstone Strategic Trust (the "Trust"), formerly Countrywide Strategic Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on November 18, 1982. The Trust currently offers seven series of shares to investors: the Small Cap Growth Fund, the Large Cap Growth Fund, the Growth Opportunities Fund, the Emerging Growth Fund, the International Equity Fund, the Value Plus Fund and the Enhanced 30 Fund. This Statement of Additional Information contains information about the Small Cap Growth Fund (the "Fund"). Information about the other funds in the Trust is contained in a separate Statement of Additional Information. The Fund has its own investment goal and policies.

Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trust. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund and the rights of shares of any other fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A shares, Class B shares and Class C shares of the Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and
(iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

The Fund has its own investment goal, strategies and related risks. There can be no assurance that the Fund's investment goal will be met. The investment goal and practices of the Fund are nonfundamental policies that may be changed by the Board of Trustees without shareholder approval, except in those instances where shareholder approval is expressly required. If there is a change in the Fund's investment goal, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The investment restrictions of the Fund are fundamental and can only be changed by vote of a majority of its outstanding shares.

A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Strategies and Risks") appears below:

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them, which would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Fund Sub-Advisors will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisors will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and
(4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The Fund may not invest more than 15% of its net assets in securities that are illiquid or otherwise not readily marketable. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless it would not be in the best interests of shareholders to do so.

The Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the Fund Sub-Advisors, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from the Fund Sub-Advisors, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline as the Fund's illiquidity could increase and the Fund could be adversely affected.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund Sub-Advisors believe that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including
Section 4(2) commercial paper, as determined by a Fund Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

The Fund will not invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Holland, Hong Kong, Ireland, Italy, Japan, Luxembourg, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When the Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that (i) has its principal trading market for its stock in an emerging market country, or (ii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.

Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

CURRENCY EXCHANGE RATES. The Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

ADRS, ADSS, EDRS AND CDRS. ADRs and ADSs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary
Receipts ("CDRs"), may also be purchased by the Fund. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

OPTIONS

The Fund may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund foregoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

When the Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When the Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Fund has adopted certain other nonfundamental policies concerning option transactions that are discussed below. The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

OPTIONS ON STOCKS. The Fund may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option whereby the Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

To close out a position when writing covered options, the Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if a Fund Sub-Advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Fund Sub-Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, a Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

When the Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple.

The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by the Fund of
options  on  security   indexes  will  be  subject  to  the  Fund Sub-Advisor's
ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

RELATED INVESTMENT POLICIES. The Fund may purchase and write put and call options on securities indexes listed on domestic and foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

OPTIONS ON FOREIGN CURRENCIES. Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Options on foreign currencies may be written for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

The Fund also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

RELATED INVESTMENT POLICIES. The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when its Sub-Advisor anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS. Because, when investing in foreign securities, the Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

A forward currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

FIXED-INCOME AND OTHER DEBT SECURITIES

Fixed-income and other debt instrument securities include all bonds, debentures and U.S. Government securities. The market value of fixed-income obligations of the Fund will be affected by general changes in interest rates that will result in increases or decreases in the value of the obligations held by the Fund. The market value of the obligations held by the Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by Standard & Poor's Rating Service ("S&P"), Moody's Investors Services, Inc.("Moody's"), Duff & Phelps Bond Ratings, Fitch Investors Services, Inc. and Thomson BankWatch are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Sub-Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.

Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a description of commercial paper ratings, see the Appendix.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the Fund's restrictions on illiquid investments (see "Investment Limitations").

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

ZERO COUPON SECURITIES. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CUSTODIAL RECEIPTS. Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt the Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

BORROWING AND LENDING

BORROWING. The Fund may borrow money from banks (including its custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge its assets to secure such borrowings. The 1940 Act requires the Fund to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Fund would be required to reduce its borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

The Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of current operating policy, the Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

LENDING. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

OTHER INVESTMENT POLICIES

SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Fund may enter into interest rate or currency swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of the Fund's other illiquid securities, to 15% of the Fund's net assets.

WHEN-ISSUED   AND   DELAYED-DELIVERY   SECURITIES.   To  secure   prices  deemed
advantageous at a particular time, the Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Fund will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLL TRANSACTIONS. In a reverse repurchase agreement the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities.

TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Fund's Sub-Advisor believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

The Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

CONVERTIBLE SECURITIES. Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

ASSET COVERAGE. To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with its custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may purchase warrants and rights, provided that the Fund presently does not intend to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

SHORT-TERM TRADING. Short-term trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Sub-Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of the Fund and its transaction costs.

DERIVATIVES. The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Fund's Sub-Advisor will use derivatives only in circumstances where the Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative.

INITIAL PUBLIC OFFERINGS ("IPOS"). An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transactions costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased Fund expenses, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product.

INVESTMENT RESTRICTIONS
-----------------------

The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE FUND ARE:

     1. BORROWING MONEY. The Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING. The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     3. LOANS. The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     5. COMMODITIES. The Fund will not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

     6. CONCENTRATION OF INVESTMENTS. The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. The Fund may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. SENIOR SECURITIES. The following activities will not be considered to be issuing senior securities with respect to the Fund:
          1. Collateral arrangements in connection with any type of option, futures contract, forward contract or swap.
          2. Collateral arrangements in connection with initial and variation margin.
          3. A pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings.
          4. A pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

     2. 80% INVESTMENT POLICY. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities of small cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held.


------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
------------------------------------------------------------------------------------------------------------------------------

         NAME            POSITION(S)    TERM OF      PRINCIPAL OCCUPATION(S) DURING PAST 5                        OTHER
        ADDRESS           HELD WITH     OFFICE2                      YEARS                       NUMBER       DIRECTORSHIPS
          AGE               TRUST         AND                                                   OF FUNDS          HELD4
                                         LENGTH                                                 OVERSEEN
                                        OF TIME                                                  IN THE
                                         SERVED                                                TOUCHSTONE
                                                                                                FAMILY3
------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder         Trustee and   Until        President and a director of IFS                32       Director of
Touchstone               President     retirement   Financial Services, Inc. (a holding                     LaRosa's (a
Advisors, Inc.                         at age 75    company), Touchstone Advisors, Inc. (the                restaurant chain).
221 East Fourth Street                 or until     Trust's investment advisor) and
Cincinnati, OH                         she          Touchstone Securities, Inc. (the Trust's
Age: 47                                resigns or   distributor).  She is Senior Vice
                                       is           President of The Western and Southern
                                       removed      Life Insurance Company and a director of
                                                    Capital Analysts Incorporated (a
                                       Trustee      registered investment advisor and
                                       since 1999   broker-dealer), Integrated Fund
                                                    Services, Inc. (the Trust's
                                                    administrator and transfer agent) and
                                                    IFS Fund Distributors, Inc. (a
                                                    registered broker-dealer). She is also
                                                    President and a director of IFS Agency
                                                    Services, Inc. (an insurance agency),
                                                    IFS Insurance Agency, Inc. and Fort
                                                    Washington Brokerage Services, Inc. (a
                                                    registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------
John F. Barrett          Trustee       Until        Chairman of the Board, President and           32       Director of The
The Western and                        retirement   Chief Executive Officer of The Western                  Andersons Inc. (an
Southern Life Insurance                at age 75    and Southern Life Insurance Company and                 agribusiness and
Company                                or until     Western-Southern Life Assurance                         retailing company),
400 Broadway                           he resigns   Company; Director and Vice Chairman of                  Convergys Corporation
Cincinnati, OH                         or is        Columbus Life Insurance Company;                        (a provider of
Age: 53                                removed      Director of Eagle Realty Group, Inc.,                   integrated billing
                                                    Chairman of Fort Washington                             solutions, customer care
                                       Trustee      Investment Advisors, Inc.                               services and employee
                                       since 2002                                                           care services) and
                                                                                                            Fifth Third Bancorp.

------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II  Trustee         Until        Retired Senior Partner of Frost Brown          32       Director of
5155 Ivyfarm Road                      retirement   Todd LLC (a law firm).                                  Consolidated
Cincinnati, OH                         in 2005 or                                                           Health Services,
Age: 74                                until he                                                             Inc.
                                       resigns or
                                       is
                                       removed

                                       Trustee
                                       Since 2000
------------------------------------------------------------------------------------------------------------------------------
William O. Coleman       Trustee       Until        Retired Vice President of The Procter &        32       Director of
c/o Touchstone                         retirement   Gamble Company.  A Trustee of The                       LCA-Vision (a
Advisors, Inc.                         at age 75    Procter & Gamble Profit Sharing Plan and                laser vision
221 East Fourth Street                 or until     the Procter & Gamble Employee Stock                     correction
Cincinnati, OH                         he resigns   Ownership Plan.                                         company).
Age: 73                                or is
                                       removed

                                       Trustee
                                       since 1999
------------------------------------------------------------------------------------------------------------------------------

                                       23

------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox           Trustee       Until        President and Chief Executive Officer of        32      Director of the
105 East Fourth Street                 retirement   Cox Financial Corp. (a financial                        Federal Reserve
Cincinnati, OH                         at age 75    services company).                                      Bank of Cleveland;
Age: 54                                or until                                                             Broadwing, Inc. (a
                                       he resigns                                                           communications
                                       or is                                                                company); and
                                       removed.                                                             Cinergy
                                                                                                            Corporation (a
                                       Trustee                                                              utility company).
                                       since 1999.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner         Trustee       Until        Principal of HJL Enterprises (a                32      None
4700 Smith Road                        retirement   privately held investment company);
Cincinnati, OH                         at age 75    Chairman of Crane Electronics, Inc. (a
Age: 64                                or until     manufacturer of electronic connectors).
                                       he resigns
                                       or is
                                       removed.

                                       Trustee
                                       since 1989.
------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson       Trustee       Until        President of Orchem, Inc. (a chemical          32      Director of
621 Tusculum  Avenue                   retirement   specialties distributor), Orpack Stone                 Countrywide Credit
Cincinnati, OH                         at age 75    Corporation (a corrugated box                          Industries, Inc.
Age: 63                                or until     manufacturer) and ORDMS (a solution
                                       he resigns   planning firm).
                                       or is
                                       removed.

                                       Trustee
                                       since
                                       1995.
------------------------------------------------------------------------------------------------------------------------------
Robert E.                Trustee       Until        Retired Partner of KPMG LLP (a certified       32      Trustee of Good
Stautberg                              retirement   public accounting firm).  He is Vice                   Samaritan
4815 Drake Road                        at age 75    President of St. Xavier High School.                   Hospital, Bethesda
Cincinnati, OH                         or until                                                            Hospital and
Age: 68                                he resigns                                                          Tri-Health, Inc.
                                       or is
                                       removed.

                                       Trustee
                                       since 1999.
------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

3 The Touchstone Family of Funds consists of seven series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------

         NAME            POSITION(S)    TERM OF      PRINCIPAL OCCUPATION(S) DURING PAST 5                        OTHER
        ADDRESS           HELD WITH      OFFICE                      YEARS                       NUMBER       DIRECTORSHIPS
          AGE              TRUST1         AND                                                   OF FUNDS          HELD
                                         LENGTH                                                 OVERSEEN
                                        OF TIME                                                  IN THE
                                         SERVED                                                TOUCHSTONE
                                                                                                FAMILY2
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder         President     Until she    See table above                                32        See table above
Touchstone                             sooner
Advisors, Inc.                         dies,
221 East Fourth                        resigns,
Street                                 is
Cincinnati, OH                         removed
Age: 47                                or
                                       becomes
                                       disqualified

                                       President
                                       since
                                       2000
------------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky       Vice          Until she    Senior Vice President and Secretary of         32           None
Touchstone               President     sooner       Fort Washington Brokerage Services,
Advisors, Inc.                         dies,        Inc., Integrated Fund Services, Inc.
221 East Fourth                        resigns,     and IFS Fund Distributors, Inc. She is
Street                                 is           Assistant Secretary of Fort Washington
Cincinnati, OH                         removed      Investment Advisors, Inc.
Age: 50                                or
                                       becomes
                                       disqualified

                                       Vice
                                       President
                                       since
                                       1998
------------------------------------------------------------------------------------------------------------------------------
Terrie A.                Controller    Until she    Senior Vice President, Chief Financial         32           None
Wiedenheft                             sooner       Officer and Treasurer of Integrated
Touchstone                             dies,        Fund Services, Inc., IFS Fund
Advisors, Inc.                         resigns,     Distributors, Inc. and Fort Washington
221 East Fourth                        is           Brokerage Services, Inc. She is Chief
Street                                 removed      Financial Officer of IFS Financial
Cincinnati, OH                         or           Services, Inc., Touchstone Advisors,
Age: 40                                becomes      Inc. and Touchstone Securities, Inc.
                                       disqualified and Assistant Treasurer of Fort
                                                    Washington Investment Advisors, Inc.
                                       Controller
                                       since 2000
------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart       Treasurer     Until he     President of Integrated Fund Services,         32           None
Integrated Fund                        sooner       Inc. and IFS Fund Distributors, Inc.
Services, Inc.                         dies,        From 1998 until 2000, he was a
221 East Fourth                        resigns,     Director, Transfer Agency and Mutual
Street                                 is           Fund Distribution for Nationwide
Cincinnati, OH                         removed      Advisory Services, Inc. From 1990 until
Age: 40                                or           1998, he was Vice President, Client
                                       becomes      Services for BISYS Fund Services.
                                       disqualified

                                       Treasurer
                                       since
                                       2000
------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking          Secretary     Until she    Vice President - Managing Attorney of          32           None
Integrated Fund                        sooner       Integrated Fund Services, Inc. and IFS
Services, Inc.                         dies,        Fund Distributors, Inc.
221 East Fourth                        resigns,
Street                                 is
Cincinnati, OH                         removed
Age: 34                                or
                                       becomes
                                       disqualified

                                       Secretary
                                       since 1999
------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of seven series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable
     Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2001:

                                DOLLAR RANGE OF              AGGREGATE DOLLAR
                              EQUITY SECURITIES IN           RANGE OF SHARES IN
                                     TRUST                    THE TOUCHSTONE
                                                                  FAMILY1

John F. Barrett                $50,001 - $100,000           $50,001 - $100,000
J. Leland Brewster II          $10,001 - $50,000             $10,001 - $50,000
William O. Coleman                $1 - $10,000                 $1 - $10,000
Phillip R. Cox                        None                         None
H. Jerome Lerner                      None                     Over $100,000
Jill T. McGruder               $50,001 - $100,000              Over $100,000
Oscar P. Robertson               Over $100,000                 Over $100,000
Robert E. Stautberg            $10,001 - $50,000             $10,001 - $50,000

1 The Touchstone Family of Funds consists of seven series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended March 31, 2002.

                                         DEFERRED
                                         COMPENSATION    AGGREGATE COMPENSATION
                         COMPENSATION    ACCRUED         FROM THE TOUCHSTONE
NAME                     FROM TRUST      FROM TRUST1     FAMILY2
----                     -----           -----------     -------
John F. Barrett          $0              $0              $0
J. Leland Brewster II    $717            $4,471          $20,750
William O. Coleman       $1,265          $3,985          $21,000
Philip R. Cox            $5,250          $0              $21,000
H. Jerome Lerner         $4,375          $0              $17,500
Jill T. McGruder         $0              $0              $0
Oscar P. Robertson       $536            $4,339          $19,500
Robert E. Stautberg      $495            $4,693          $20,750

1 Effective January 1, 2001, the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, (the "Independent Trustees") are eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended March 31, 2002 is as follows: J. Leland Brewster II - $17,885, William O. Coleman - $15,938, Oscar P. Robertson - $17,354 and Robert E. Stautberg - $18,771.

2 The Touchstone Family of Funds consists of seven series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

Each Independent Trustee receives a quarterly retainer of $2,500 and a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member receives a fee of $750 for each committee meeting attended in person and $250 for attendance by telephone. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions:

AUDIT COMMITTEE. Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended March 31, 2002, the Audit Committee held four meetings.

VALUATION  COMMITTEE.  Messrs.  Coleman,  Cox and  Robertson  are members of the
Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended March 31, 2002, the Valuation Committee held five meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended March 31, 2002, the Nominating Committee did not hold any meetings. The Nominating Committee does not consider nominees recommended by shareholders.

THE INVESTMENT ADVISOR AND SUB-ADVISORS
---------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor"), is the Fund's investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Fund Sub-Advisors, reviews and evaluates the performance of the Fund Sub-Advisors and determines whether or not a Fund Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of its average daily net assets.

The Fund shall pay the expenses of its  operation,  including but not limited to
(i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, registrar and administrative agent appointed by the Trust with respect to the Fund; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Fund with the SEC, state or blue sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Fund's investment advisory agreement will remain in force until May 1, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.

In  determining  to  approve  the  Fund's  advisory  agreement  with  Touchstone
Advisors, Inc. the Board of Trustees was provided information comparing the Fund's advisory fees and total expense ratio with the ratios of other small growth funds. The Board found the advisory fees proposed for the Fund were reasonable and appropriate under all facts and circumstances. The Board also noted that it had previously been provided financial information on the Advisor and took into consideration the financial condition and profitability of the Advisor. The Board considered the direct and indirect benefits expected to be derived by the Advisor from its relationship with the Fund. The Board also considered the level and depth of knowledge of the Advisor and the Advisor's effectiveness in monitoring the performance of its sub-advisors and its timeliness in responding to performance issues.

The Fund's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISORS. The Advisor has retained Bjurman, Barry & Associates and Longwood Investment Advisors, Inc. (the "Sub-Advisors") to serve as the discretionary portfolio managers of the Fund. The Advisor has allocated a portion of the Fund's assets to each Sub-Advisor. The Sub-Advisors select the portfolio securities for investment by the Fund, purchase and sell securities of the Fund and place orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisors receive a fee from the Advisor that is paid monthly at an annual rate of a Fund's average daily net assets as set forth below.

BJURMAN, BARRY & ASSOCIATES                  0.90%

LONGWOOD INVESTMENT ADVISORS, INC.           0.85%

The services provided by the Sub-Advisors are paid for wholly by the Advisor. The compensation of any officer, director or employee of a Sub-Advisor who is rendering services to the Fund is paid by the Sub-Advisor.

The employment of each Sub-Advisor will remain in force until May 1, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of a Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by a Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

In determining to approve the sub-advisory agreement with Bjurman, Barry & Associates and the sub-advisory agreement with Longwood Investment Advisors, Inc., the Board of Trustees considered detailed information presented by the Advisor regarding its sub-advisor selection process, including the criteria used by the Advisor to select a sub-advisor. The Board was provided information on each Sub-Advisor's performance, as compared to the performance of the Russell
2000 Index and the Russell 2000 Growth Index. The Board was also provided information about each Sub-Advisor's level of knowledge, investment style, level of compliance and operations. The Board also considered the amount of sub-advisory fees to be paid to each Sub-Advisor. After considering the information provided about the Sub-Advisors and relying on the expertise of the Advisor in selecting sub-advisors, the Board of Trustees determined that the appointment of the Sub-Advisors was in the best interests of the Fund and its shareholders.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of the Fund will be notified of any changes in its Fund Sub-Advisor.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Fund. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

Touchstone currently allows concessions to dealers who sell shares of the Fund. Touchstone receives that portion of the sales load that is not reallowed to the dealers who sell shares of the Fund. Touchstone retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record. Touchstone retains the contingent deferred sales load on redemptions of shares of the Fund that are subject to a contingent deferred sales load.

The Fund may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A SHARES. The Fund has adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in the distribution and promotion of its shares, including but
not  limited  to,  the  printing  of  prospectuses,   statements  of  additional
information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of ..25% of the average daily net assets of Class A shares of the Fund. Unreimbursed expenses will not be carried over from year to year.

CLASS B SHARES. The Fund has also adopted a plan of distribution (the "Class B Plan") with respect to its Class B shares. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above.

CLASS C SHARES. The Fund has also adopted a plan of distribution (the "Class C Plan") with respect to its Class C shares. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by its clients, in addition to the .25% account maintenance fee described above.

GENERAL INFORMATION. Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Fund's shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund or the applicable class of the Fund. In the event a Plan is terminated in accordance with its terms, the Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. The Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plans should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution would be realized. While the Plans are in effect, all amounts spent by the Fund pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of the Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Jill T. McGruder and John F. Barrett, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisors and are subject to review by the Advisor and the Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for the Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Each Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the
Sub-Advisors, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Fund.

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Fund may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Fund Sub-Advisors may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. A Fund Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities that are suitable for the Fund as well as for one or more of a Fund Sub-Advisor's other clients. Investment decisions for the Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

CODE OF ETHICS. The Trust, the Advisor, the Sub-Advisors and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisors and Touchstone is on public file with, and is available from the SEC.

PORTFOLIO TURNOVER
------------------

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of commissions. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when a Sub-Advisor believes that portfolio changes are appropriate. The Fund may engage in active trading to achieve its investment goals. As a result, the Fund may have substantial portfolio turnover.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. Securities held by the Fund may be primarily listed on foreign exchanges or traded in foreign markets that are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business. As a result the net asset value of the Fund may be significantly affected by trading on days when the Trust is not open for business. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

CHOOSING A SHARE CLASS
----------------------

The Fund offers three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced front-end sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales load so the entire purchase price is immediately invested in the Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because the Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower contingent deferred sales load upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

Below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:

CLASS     SALES LOAD                                    12B-1 FEE   CONVERSION
                                                                    FEATURE
--------------------------------------------------------------------------------

A         Maximum of 5.75% initial sales load             0.25%    None
          reduced for purchases of $50,000 and
          over; shares sold without an initial sales load may be subject to a 1.00% contingent deferred sales load during 1st year if a commission was paid to a dealer

B         Maximum 5.00% contingent deferred               1.00%    Class B
          sales load during the 1st year which                     Shares
          decreases incrementally and is 0 after                   automatically
          6 years                                                  convert to
                                                                   Class A
                                                                   shares after
                                                                   approximately
                                                                   8 years

C         1.00% contingent deferred sales                 1.00%    None
          load during 1st year
-------------------------------------------------------------------------------
If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of the Fund's average daily net assets allocable to Class A shares.

The following table illustrates the current initial sales load breakpoints for the purchase of Class A shares:

                                      Sales             Sales             Dealer
                                      Charge as         Charge as %       Reallowance
                                      % of Offering     of Net Amount     as % of Net
                                      Price             Invested          Amount Invested
                                      -------------     ---------------   ----------------
Less than $50,000                     5.75%             6.10%             5.00%
$50,000 but less than $100,000        4.50              4.71              3.75
$100,000 but less than $250,000       3.50              3.63              2.75
$250,000 but less than $500,000       2.95              3.04              2.25
$500,000 but less than $1,000,000     2.25              2.30              1.75
$1,000,000 or more                    None              None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Fund may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales load with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales loads set forth in the tables above. Purchases of Class A shares of any Touchstone load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the transfer agent for information about the Right of Accumulation and Letter of Intent.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Fund (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Fund held for at least one year will not be subject to the contingent deferred sales load.

CLASS B SHARES

Class B shares of the Fund are sold at NAV without an initial sales load. Class B shares are subject to a contingent deferred sales charge if you redeem Class B shares within 6 years of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class B shares held for at least six years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE                         CDSC AS A
PURCHASE                           % OF AMOUNT
PAYMENT MADE                       SUBJECT TO CHARGE
----------------------------------------------------
First                                5.00%
Second                               4.00%
Third                                3.00%
Fourth                               2.00%
Fifth                                1.00%
Sixth                                1.00%
Seventh and thereafter*              None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales load and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CONTINGENT DEFERRED SALES LOAD

The contingent deferred sales load is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The contingent deferred sales charge will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The contingent deferred sales load waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales loads imposed on redemptions are paid to Touchstone. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 5.00%, the contingent deferred sales load would be $200 for redemptions of Class B shares. At the rate of 1.00%, the contingent deferred sales load would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all shares in your account are aggregated.

The following example will illustrate the operation of the contingent deferred sales load for Class B shares. Assume that you open an account and purchase
1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares

(proceeds of $20,300), 150 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 1,300 shares, the load is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in net asset value of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in net asset value of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will be charged the load. The redemption of the first 1,000 shares is in the third year of the contingent deferred sales load schedule and will be charged at the rate of 3.00%, or $300. The redemption of the next 300 shares is in the second year of the contingent deferred sales load schedule and will be charged at the rate of 4.00%, or $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the contingent deferred sales load schedule.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts, which may include purchases through employee benefit plans such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above; (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, other than employee benefit plans described above; or
(3) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a Dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one fund and $25,000 in Class A shares of another fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of Class A shares of the Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table in the Prospectus. The purchaser or his dealer must notify the transfer agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the transfer agent.

A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales loads set forth in the table in the Prospectus may also be available to any Purchaser of Class A shares of the Fund who submits a Letter of Intent to the transfer agent. The Letter must state an intention to invest within a thirteen month period in Class A shares of any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the transfer agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Fund purchased:
1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
5. As part of certain promotional programs established by the Fund and/or Touchstone.

6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.   Through Processing Organizations described in the Prospectus.
9. As part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Fund.
10. As part of an employee benefit plan which is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.
11. Using the proceeds of a redemption from an unaffiliated mutual fund (see below).

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.


WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Fund may not apply to:

1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

EXCHANGES. Exchanges may be subject to certain limitations and are subject to the Touchstone Funds' policies concerning excessive trading practices, which are policies designed to protect the Fund and its shareholders from the harmful effect of frequent exchanges.

The Fund may restrict or refuse purchases or exchanges by market timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a market timer if you have (i) requested an exchange or redemption out of any of the Touchstone Funds within two weeks of an earlier purchase or exchange request out of the Fund, or (ii) made more than two exchanges within a rolling 90 day period.

Upon the Fund's restriction or refusal of a purchase or exchange as a result of excessive exchanging or market timing, written notification of the Fund's policies on these issues will be sent to the shareholder's agent and/or to the broker-dealer firm of record for any account deemed to be market timing by the Fund. If an account has no such agent or broker-dealer, written notification will be sent directly to the shareholder.

OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of the Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at net asset value may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Trust intends to qualify annually and to elect that the Fund be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things:
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

Each Fund shareholder will receive, if appropriate, various written notices at the end of the calendar year as to the federal income status of his dividends and distributions that were received from the Fund during the year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OF SHARES. Any gain or loss realized by a shareholder upon the sale or other disposition of any shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 30%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION. Shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable. The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Fund is committed to pay redemptions in cash, rather than in kind, to any shareholder of record who redeems during any ninety day period, the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such period.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV

Where:
P  =   a hypothetical initial payment of $1,000
T  =   average annual total return
n  =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial $1,000 payment. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

The Fund may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales load which, if included, would reduce total return.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales load or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

The Fund may advertise average annual total return after taxes on distributions. Average annual total return after taxes on distributions will be computed by finding the average annual compounded rates over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

           n
     P(1+T) =ATV
                D

Where:
     P    =    a hypothetical initial payment of $1,000.
     T    =    average annual total return (after taxes on distributions).
     n    =    number of years.
     ATV  =    ending  value  of a  hypothetical  $1,000  payment  made  at  the
        D      beginning of the 1-, 5-, or 10-year periods at the end of the 1-,
               5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return after taxes on distributions assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If the Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

The Fund may advertise average annual total return after taxes on distributions and redemption. Average annual total return after taxes on distributions and redemption will be computed by finding the average annual compounded rates over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

           n
     P(1+T) =ATV
                DR

Where:
     P    =    a hypothetical initial payment of $1,000.
     T    =    average  annual total return  (after taxes on  distributions  and redemption).
     n    =    number of years.
     ATV  =    ending  value  of a  hypothetical  $1,000  payment  made  at  the
        DR     beginning of the 1-, 5-, or 10-year periods at the end of the 1-,
               5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation of average annual total return after taxes on distributions and redemption assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If the Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                           Yield = 2[(a-b/cd +1)  -1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

Performance quotations are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare Fund performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars and ratings are effective for two weeks.

The Russell 2000 Index is an unmanaged index of small cap performance.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

CUSTODIAN
---------

Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, is the Custodian for the Fund. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, the Custodian receives from the Fund a base fee equal to a percentage of the Fund's net assets plus a charge for each security transaction, subject to a minimum annual fee.

AUDITORS
--------

The firm of Ernst & Young LLP has been selected as independent auditors for the Trust for fiscal year ending March 31, 2003. The independent auditors will perform an audit of the Trust's financial statements for its fiscal year end and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated is an affiliate of the Advisor by reason of common ownership. Integrated receives a fee for its services as transfer agent payable monthly at an annual rate of $17 per account from the Fund; provided, however, that the minimum fee is $1,000 per month for each class of shares of the Fund. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

ACCOUNTING AND PRICING AGENT. Integrated provides accounting and pricing services to the Fund. These services include calculating daily net asset value per share and maintaining all necessary books and records for the Fund. Integrated receives an accounting and pricing fee from the Fund in accordance with the following schedule:

           Asset Size of Fund                          Monthly Fee*
     -----------------------------                     ------------
     $          0 - $ 50,000,000                          $2,000
       50,000,000 -  100,000,000                           2,500
      100,000,000 -  200,000,000                           3,000
      200,000,000 -  300,000,000                           3,500
             Over    300,000,000**                         4,500

* Subject to an additional monthly fee of $1,000 for each additional class of shares.
** Subject to an additional fee of .001% per annum of average daily net assets in excess of $300 million.

In addition, the Fund pays all costs of external pricing services.

ADMINISTRATIVE AGENT. Integrated provides administrative services to the Fund. These administrative services include supplying non-investment related statistical and research data, internal regulatory compliance services, executive and administrative services, supervising the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, Integrated receives a monthly fee from the Fund at the annual rate of 0.055% of its average daily net assets.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

                         S&P'S COMMERCIAL PAPER RATINGS

     A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within it's A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

                        MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                         MOODY'S CORPORATE NOTE RATINGS

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

                          S&P'S CORPORATE NOTE RATINGS

SP-1 "Debt rated SP-1 has very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

SP-2 "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

PART C.   OTHER INFORMATION
------    -----------------

Item 23.  Exhibits
-------   --------

     (a)  ARTICLES OF INCORPORATION
          Restated   Agreement  and  Declaration  of  Trust and Amendment No. 1
          dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is incorporated by reference.

          Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

          Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust dated April 6, 2000, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          Amendment to Restated Agrement and Declaration of Trust is filed herewith.

     (b)  BYLAWS
          Bylaws with Amendments adopted July 17, 1984 and April 5, 1989, which were filed as Exhibits to Registrant's Post-Effective Amendment No.36, are hereby incorporated by reference.

     (c)  INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS
          Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          LIQUIDATION. In event of the liquidation or dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

          VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

          REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

          Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

          TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

          Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in
          Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

     (d)  INVESTMENT ADVISORY CONTRACTS

          (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          (ii) Subadvisory Agreement between Touchstone Advisors, Inc. and Mastrapasqua & Associates, Inc. for the Growth Opportunities Fund (formerly the Growth/Value Fund) which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (iii) Subadvisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company for the Emerging Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          (iv) Subadvisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management, Inc. for the Emerging Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

           (v) Subadvisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Value Plus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          (vi) Subadvisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Large Cap Growth Fund (formerly the Equity Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (vii) Subadvisory Agreement between Touchstone Advisors, Inc. and Todd Investment Advisors, Inc. for the Enhanced 30 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

        (viii) Subadvisory Agreement between Touchstone Advisors, Inc. and Bank of Ireland Asset Management (U.S.) Limited for the International Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 46 is incorporated by reference.

         (ix) Form of Subadvisory Agreement with Bjurman, Barry & Associates for the Small Cap Growth Fund is filed herewith.

         (x) Form of Subadvisory Agreement with Longwood Investment Advisors, Inc. for the Small Cap Growth Fund is filed herewith.

  (e)     UNDERWRITING CONTRACTS

          (i) Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorporated by reference.

          (ii) Form of Dealer's Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorporated by reference.

         (iii) Form of Administration Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorporated by reference.

     (f)  BONUS OR PROFIT SHARING CONTRACTS

          Touchstone Trustee Deferred Compensaton Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is incorporated by reference.

     (g)  CUSTODIAN AGREEMENTS

          (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Large Cap Growth Fund and the Enhanced 30 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is incorporated by reference.

         (ii) Amendment to Custody Agreement with The Fifth Third Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

         (iii) Custody Agreement with U.S. Bank (formerly Firstar Bank), the Custodian for the Growth Opportunities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is incorporated by reference.

        (iv) Custodian Agreement with Investors Bank and Trust Company, the Custodian for the Emerging Growth Fund, the Value Plus Fund, the International Equity Fund and the Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is incorporated by reference.

        (v) Delegation Agreement with Investors Bank and Trust Company, on behalf of the Emerging Growth Fund, the Value Plus Fund and the International Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47 is incorporated by reference.

     (h)  OTHER MATERIAL CONTRACTS

          (i) Amended and Restated Accounting and Pricing Services Agreement with Integrated Fund Services, Inc., on behalf of the Large Cap Growth Fund, the Growth Opportunities Fund and the Enhanced 30 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 46, is incorporated by reference.

         (ii) Accounting Services Agreement with Integrated Fund Services, Inc. on behalf of the International Equity Fund, the Emerging Growth Fund and the Value Plus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 46, is incorporated by reference.

         (iii) Amended and Restated Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 46, is incorporated by reference.

         (iv) Amended Administration Agreement with Integrated Fund Services, Inc. is filed herewith.

         (v) Allocation Agreement for Allocation of Fidelty Bond Proceeds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

         (vi) Amended Expense Limitation Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

        (vii) Amended Sponsor Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorporated by reference.

     (i)  LEGAL OPINION

          Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (j)  OTHER OPINIONS

          None.

     (k)  OMITTED FINANCIAL STATEMENTS
          None.

     (l)  INITIAL CAPITAL AGREEMENTS
          Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (m)  RULE 12B-1 PLAN

          (i) Registrant's Plans of Distribution Pursuant to Rule 12b-1 for Class A Shares and Class C Shares, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, are incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorported by reference.

     (n)  RULE 18f-3 PLAN
          Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

     (o)  CODE OF ETHICS

          (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42. is incorporated by reference.

         (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

        (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

         (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

         (v) Code of Ethics for Westfield Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is incorporated by reference.

        (vi) Code of Ethics for Todd Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is incorporated by reference.

        (vii) Code of Ethics for Mastrapasqua & Associates, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is incorporated by reference.

        (viii) Code of Ethics for The TCW Group, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is incorporated by reference.

        (ix) Code of Ethics for Bank of Ireland Asset Management, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 46, is incorporated by reference.

        (x)    Code of Ethics for Bjurman, Barry & Associates is filed herewith.

        (xi) Code of Ethics for Longwood Investment Advisors, Inc. is filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Registrant
--------  -----------------------------------------------------------------
          None

Item 25.  INDEMNIFICATION
-------   ---------------
               (a)  Article  VI  of  the  Registrant's  Restated  Agreement  and
                    Declaration  of  Trust  provides  for   indemnification   of
                    officers and Trustees as follows:

               Section 6.4  Indemnification of Trustees, Officers, etc.
               -----------  -------------------------------------------
               The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

               Section 6.5   Advances of Expenses.
               -----------  --------------------
               The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Section 6.6  Indemnification Not Exclusive, etc.
               -----------  -----------------------------------
               The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

               (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. ("Touchstone"), Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. Coverage under the policy includes losses by reason of any act error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                    The Advisory Agreement and the Subadvisory Agreements provide that Touchstone (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS
--------  ---------------------------------------------------------

          A. TOUCHSTONE ADVISORS, INC. ("Touchstone") is a registered investment adviser which provides investment advisory services to the Funds. Touchstone also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone  Tax-Free  Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of Touchstone. Unless otherwise noted, the address of the corporations listed below is 221 East Fourth Street, Cincinnati, Ohio 45202.


               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer, and a Director of
                         IFS Fund Distributors, Inc., a broker-dealer and Integrated Fund Services, Inc., a transfer agent.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a) Director, Vice President & Comptroller of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Chief Legal Officer and Director of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)   Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (7)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

                    (c) Treasurer of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust

               (8)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (9)   Robert F. Morand, Secretary of the Advisor
                     (a) Secretary of Touchstone Securities, Inc.

              (10)   James N. Clark, a Director of the Advisor

              (11)   Patrick T. Bannigan, Senior Vice President of the Advisor

                     (a) Senior Vice President of Touchstone Securities, Inc.

              (12) Mike Spangler, Vice President, Business Operations of the Advisor

                     (a) Vice President, Business Operations of Touchstone Securities, Inc.

          B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Value Plus Fund and the Large Cap Growth Fund. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust, Touchstone Tax-Free Trust and certain series of Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington

                    See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

                    (b) Trustee of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust

               (3)   Donald J. Wuebbling, Secretary of Ft. Washington

                    See biography above

               (4)  James J. Vance, Treasurer of Ft. Washington

                    See biography above

               (5) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (6) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (7)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               (8) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (9)  John J. Goetz, Vice President of Ft. Washington

               (10) Timothy J. Policinski, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (a) Vice President of Lincoln Investment Managmement until
                        June 2001.

               (11) James A. Markley, Managing Director of Ft. Washington

               (13) Roger M. Lanham - Vice President and Senior Portfolio
                    Manager of Ft. Washington

               (14) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (15) John J. O'Connor, Director of Research of Ft. Washington

          C. MASTRAPASQUA & ASSOCIATES, INC. ("MASTRAPASQUA") is a registered investment adviser providing investment advisory services to the Growth Opportunities Fund. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee. The following are officers of Mastrapasqua:

               (1) Frank Mastrapasqua - Chairman, Chief Executive Officer and Portfolio Manager

               (2)  Thomas A. Trantum - President and Portfolio Manager

          D.   TCW INVESTMENT MANAGEMENT COMPANY ("TCW")  is a  registered
               investment  adviser  providing   sub-advisory   services  to  the
               Emerging Growth Fund. The address of TCW 865 South Figueroa Street, Los Angeles California 90017. The following are the executive officers and directors of TCW:

               (1) Alvin R. Albe - Director, President and CEO

               (2) Thomas E. Larkin - Director and Vice Chairman

               (3) Marc I. Stern - Director and Chairman

               (4) William C. Sonneborn - Executive Vice President

               (5) Michael E. Cahill - General Counsel & Secretary

               (6) David S. Devito - Chief Financial Officer

               (7) Hilary G. Lord - Chief Compliance Officer

               (8) Robert D. Beyer, Executive Vice President and Chief
                   Investment Officer

          E. WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("WESTFIELD") is a registered adviser providing sub-advisory services to the Emerging Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111. The following are executive officers and directors of Westfield:

               (1)  Charles M. Hazard - Director

               (2) Arthur J. Bauernfeind - Director, Chairman and Chief Executive Officer

               (3) Stephen C. Demirjian - Director, Co-President and Portfolio Manager

               (4) William A. Muggia - Director, Co-President and Chief Investment Officer

               (5)  Timothy L. Vaill - Director

               (6) Karen A. Digravio - Director, Chief Financial Officer and Executive Vice President

          F. BANK OF IRELAND ASSET MANAGEMENT (U.S.) LTD. is a registered adviser providing sub-advisory services to the International Equity Fund. The address of Bank of Ireland is 75 Holly Hill Lane, Greenwich, CT 06830. The following are the directors and officers of Bank of Ireland:

               (1)  Denis Curran, President & Director

               (2)  Rosemary C. Mahon, Senior Vice President & Director

               (3)  Sean A. O'Dwyer, Secretary

               (4)  William R. Cotter, Chief Executive Officer & Director

               (5)  Michael C. Reilly, Chief Investment Officer & Director

               (6)  Joseph M. McCarthy, Director

               (7)  Lelia M. Long, Director and Senior Vice President

               (8)  Stephen T. Holland, Director and Senior Vice President

          G. TODD INVESTMENT ADVISORS, INC. ("TODD") is a registered adviser providing sub-advisory services to the Enhanced 30 Fund. The address of Todd is 3160 National City Tower, Louisville, KY 40202. The following are officers and directors of Todd:

               (1)  Bosworth M. Todd - Chairman and Director

               (2) Robert P. Bordogna - President, Chief Executive Officer, Chief Investment Officer

               (3)  William F. Ledwin - Director

               (4)  Curtiss M. Scott, Jr. - Partner, Equity Portfolio Manager

               (6)  Gayle S. Dorsey - Partner, Private Client Services

               (7)  Margaret C. Bell - Partner, Director of Marketing

               (8)  Jennifer J. Doss, Partner, Secretary/Treasurer

               (9)  Margaret C. Bell, Partner, Director of Marketing

              (10) Christopher F. Bachelder, Assistant Vice President - Marketing and Business Development

              (11)  John C. Feduchak, Director Wrap and E-Commerce Programs

         H. BJURMAN, BARRY & ASSOCIATES ("BJURMAN") is a registered adviser providing sub-advisory services to the Small Cap Growth Fund. The address of Bjurman is 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA. The following are officers and directors of Bjurman:

               (1) George A. Bjurman, President, Chief Executive Officer and Director

               (2) Thomas O. Barry, Senior Executive Vice President, Chief Investment Officer and Director

               (3)  Stephen W. Shipman, Executive Officer

               (4)  Thomas M. Graf, Executive Officer

        I. LONGWOOD INVESTMENT ADVISORS, INC. ("LONGWOOD") is a registered advisor providing sub-advisory services to the Small Cap Growth Fund. The address of Longwood is One International Place, Suite 240, Boston, MA. The following are officers of Longwood:

               (1) John P. McNiff, President

               (2) Robert A. Davidson, Vice President

Item 27        Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust. Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202. *The address is 420 East Fourth Street, Cincinnati, Ohio 45202. **The address is 400 Broadway, Cincinnati, Ohio 45202.

                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  President/
                                                               Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Vice President      Assistant
                                           & Treasurer         Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Donald J. Wuebbling**  Director            None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    John R. Lindholm**     Vice President      None

                    Don W. Cummings**      Vice President      None

                    Patrick T. Bannigan    Senior Vice         None
                                           President

                    Mike Spangler          Vice President      None

            (c)     None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
-------   --------------------------------
          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------   -----------------------------------------------------
          None.

Item 30.  UNDERTAKINGS
-------   ------------
               (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                    (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

                    (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 6th day of September, 2002.

                                        TOUCHSTONE STRATEGIC TRUST

                                           /s/ Jill T. McGruder
                                        By:---------------------------
                                        Jill T. McGruder
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 6th day of September, 2002.

/s/ Jill T. McGruder
-----------------------                President
JILL T. MCGRUDER                       and Trustee


/s/ Scott A. Englehart
-----------------------                Treasurer
SCOTT A.ENGLEHART


* JOHN F. BARRETT                      Trustee
---------------------

* J. LELAND BREWSTER                   Trustee
-----------------------

* WILLIAM O. COLEMAN                   Trustee
-----------------------

* PHILLIP R. COX                       Trustee
-----------------------

* H. JEROME LERNER                     Trustee
-----------------------

* OSCAR P. ROBERTSON                   Trustee
-----------------------

* ROBERT E. STAUTBERG                  Trustee
-----------------------



By: /s/ Tina D. Hosking
-----------------------
   Tina D. Hosking
   *Attorney-in-Fact
   September 6, 2002

EXHIBIT INDEX

1.  Amendment to Restated Agreement and Declaration of Trust

2.  Form of Sub-Advisory Agreement with Bjurman, Barry & Associates

3.  Form of Sub-Advisory Agreement with Longwood Investment Advisors, Inc.

4.  Amended Administration Agreement

5.  Code of Ethics of Bjurman, Barry & Associates

6.  Code of Ethics of Longwood Investment Advisors, Inc.